Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 610,299	$ 693,927	$ 798,175
Operating expenses
Cost of equipment sales	115,804	164,543	233,781
Sales and marketing	80,301	83,142	100,623
General and administrative	112,280	121,692	126,610
Depreciation, amortization and accretion	106,971	109,845	111,889
(Gain) loss on disposal of assets and sale-leaseback transaction	(2,525)	(11,169)	1,346
Total operating expenses	615,717	665,269	776,590
Operating (loss) income	(5,418)	28,658	21,585
Other (expenses) income
Interest expense	(46,517)	(45,988)	(45,913)
Change in fair value of warrant liability	(49)	1	6,361
Debt modification and extinguishment costs			(4,192)
Other, net	(4,611)	555	(4,682)
Total other expenses, net	(51,177)	(45,432)	(48,426)
Loss before income taxes	(56,595)	(16,774)	(26,841)
Income tax (expense) benefit	(23,092)	40,796	(4,889)
Net (loss) income	(79,687)	24,022	(31,730)
Less: Net loss (income) attributable to noncontrolling interests	31,900	(21,144)	11,525
Net (loss) income attributable to Trilogy International Partners Inc.	(47,787)	2,878	(20,205)
Comprehensive (loss) income
Net (loss) income	(79,687)	24,022	(31,730)
Other comprehensive income (loss):
Foreign currency translation adjustments	10,787	1,954	(6,335)
Net gain (loss) on short-term investments	2	1	(3)
Other comprehensive income (loss)	10,789	1,955	(6,338)
Comprehensive (loss) income	(68,898)	25,977	(38,068)
Comprehensive loss (income) attributable to noncontrolling interests	26,626	(22,112)	14,957
Comprehensive (loss) income attributable to Trilogy International Partners Inc.	$ (42,272)	$ 3,865	$ (23,111)
Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic (see Note 14—Earnings per Share)	$ (0.83)	$ 0.05	$ (0.38)
Diluted (see Note 14—Earnings per Share)	$ (0.83)	$ 0.05	$ (0.39)
Weighted average common shares:
Basic	57,671,818	56,629,405	53,678,914
Diluted	57,671,818	56,787,345	82,193,501
Wireless Service
Revenues
Total revenues	$ 411,450	$ 457,192	$ 500,327
Wireline Service
Revenues
Total revenues	83,545	69,317	61,804
Equipment Sales
Revenues
Total revenues	106,259	157,506	221,610
Non-subscriber ILD and other Revenues
Revenues
Total revenues	9,045	9,912	14,434
Service
Operating expenses
Cost of service, exclusive of depreciation, amortization and accretion shown separately	$ 202,886	$ 197,216	$ 202,341